Summary of Significant Accounting Policies - Impairment of long-lived assets other than goodwill and Advertising expenditures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies
Impairment of any long-lived assets	¥ 0		¥ 0	¥ 0
Advertising expenditures recognized in sales and marketing expenses	¥ 76,428,811	$ 10,764,773	¥ 49,971,418	¥ 41,456,838